LEASES (Tables)	12 Months Ended
Dec. 31, 2013
LEASES [Abstract]
Summary of future minimum lease payments under non-cancelable operating leases
A summary of future minimum lease payments under non-cancelable operating leases at December 31, 2013, follows:

(In thousands)

2014	$1,274
2015	1,058
2016	1,017
2017	983
2018	961
2019 and thereafter	1,620
Total	$6,913